Property and Equipment (Details Narrative) (10-K) - USD ($)		5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 22, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Depreciation expense			$ 173,791	$ 57,771	$ 94,474
Common stock issuable related to software purchase				$ 482,116
Loan payable to related party		$ 962,325	4,813,252		3,311,844
Carrying cost		59,785	690,270		689,305
Software [Member]
Depreciation expense					78,101
Carrying cost			$ 562,327		562,327
The Referral Depot, LLC (TRD) [Member]
Loan payable to related party					172,327
Discount on the loan					27,673
Purchase Agreement [Member] | The Referral Depot, LLC (TRD) [Member]
Payments to acquire software	$ 250,000
Common stock issuable related to software purchase	$ 2,000,000
Common stock issuable related to software purchase, value	340,000
Share price per share	$ 0.17
Payment description	Per the agreement, the Company paid an initial payment of $50,000 at closing and the remaining $200,000 will be paid with forty-eight equal monthly payments commencing on the first anniversary of the effective date, or July 22, 2020.
Initial payment	$ 50,000
Periodic payment	$ 200,000
Successor [Member]
Depreciation expense		$ 2,580
Common stock issuable related to software purchase					$ 340,000